BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Working capital deficit			$ (2,125,207)
Accumulated deficit	$ (4,999,233)		(3,517,654)	$ (53,369)
Net (loss) income	(1,550,969)		(4,049,645)	55,581
Net cash flow (used in) provided by operating activities	$ (416,234)	$ (412,814)	$ (1,339,692)	$ 13,984